Intangible Assets - Changes in Goodwill by Business Segment (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	¥ 215,808	¥ 243,827	¥ 215,808
Acquisitions			31,647
Disposals			(1,466)
Impairment losses		(42,398)	0	¥ (62,624)
Exchange differences		2,462	(2,162)
Carrying amount, ending balance		203,891	243,827	215,808
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	278,432	306,451	278,432
Carrying amount, ending balance		308,913	306,451	278,432
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(62,624)	(62,624)	(62,624)
Carrying amount, ending balance		(105,022)	(62,624)	(62,624)
Retail Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	63,418	61,952	63,418
Disposals			(1,466)
Carrying amount, ending balance		61,952	61,952	63,418
Retail Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	63,418	61,952	63,418
Carrying amount, ending balance		61,952	61,952	63,418
Global Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	4,707	3,864	4,707
Exchange differences		586	(843)
Carrying amount, ending balance		4,450	3,864	4,707
Global Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	4,707	3,864	4,707
Carrying amount, ending balance		4,450	3,864	4,707
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	147,683	178,011	147,683
Acquisitions	17,022		31,647
Impairment losses		(42,398)
Exchange differences		1,876	(1,319)
Carrying amount, ending balance		137,489	178,011	147,683
Head Office Account and Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	210,307	240,635	210,307
Carrying amount, ending balance		242,511	240,635	210,307
Head Office Account and Others [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	¥ (62,624)	(62,624)	(62,624)
Carrying amount, ending balance		¥ (105,022)	¥ (62,624)	¥ (62,624)